Estimated Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
2018	$ 13,070
2019	12,114
2020	12,078
2021	11,387
2022	9,805
Thereafter	414,018
Net Balance	$ 472,472	$ 482,715